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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number:  811-5410

ING Prime Rate Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

C T Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2008

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Prime Rate Trust

The schedules are not audited.

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited)

				Bank Loan Ratings† (Unaudited)		Market
	Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Senior Loans*: 167.3%
Aerospace & Defense: 2.3%
			Avio Group	NR	NR
	$556,314		Term Loan, 5.243%, maturing December 13, 2014			$370,505
EUR	708,333		Term Loan, 5.903%, maturing December 13, 2014			600,529
	$590,346		Term Loan, 5.868%, maturing December 13, 2015			393,170
EUR	708,333		Term Loan, 6.528%, maturing December 13, 2015			600,529
			Delta Airlines, Inc.	Ba2	BB-
	$1,485,000		Term Loan, 4.588%, maturing April 30, 2012			1,011,656
			Delta Airlines, Inc.	B2	B
	5,456,149		Term Loan, 5.831%, maturing April 30, 2014			2,799,004
			McKechnie Aerospace DE, Inc.	B1	B+
	987,500		Term Loan, 3.440%, maturing May 11, 2014			738,156
			Transdigm, Inc.	Ba3	BB-
	3,000,000		Term Loan, 5.210%, maturing June 23, 2013			2,325,000
			United Airlines, Inc.	B3	B+
	4,133,798		Term Loan, 3.438%, maturing February 01, 2014			1,963,554
			Wesco Aircraft Hardware Corporation	B1	BB-
	1,458,750		Term Loan, 3.690%, maturing September 29, 2013			1,145,119
						11,947,222
Automobile: 2.1%
			Dollar Thrifty Automotive Group, Inc.	B3	B-
	534,375		Term Loan, 3.436%, maturing June 15, 2014			160,312
			Ford Motor Company	B1	CCC+
	9,681,447	(3)	Term Loan, 4.430%, maturing December 16, 2013			3,957,292
			KAR Holdings, Inc.	Ba3	B+
	4,307,011		Term Loan, 6.020%, maturing October 18, 2013			2,630,864
			Oshkosh Truck Corporation	Ba3	BB+
	7,007,342		Term Loan, 4.197%, maturing December 06, 2013			4,484,699
						11,233,167
Beverage, Food & Tobacco: 4.3%
			ARAMARK Corporation	Ba3	BB
	1,209,004		Term Loan, 5.637%, maturing January 26, 2014			968,412
	13,061,435		Term Loan, 5.637%, maturing January 26, 2014			10,462,209
	2,947,500		Term Loan, 5.637%, maturing January 26, 2014			2,360,948
			Pinnacle Foods Holding Corporation	B2	B
	5,628,750		Term Loan, 6.423%, maturing April 02, 2014			3,865,077

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Beverage, Food & Tobacco (continued)
		Sturm Foods, Inc.	B2	B
$2,955,000		Term Loan, 6.000%, maturing January 31, 2014			$1,780,387
		United Biscuits	NR	NR
GBP	1,476,692	Term Loan, 7.419%, maturing December 14, 2014			1,504,273
		Van Houtte, Inc.	Ba3	BB-
$651,750		Term Loan, 6.262%, maturing July 19, 2014			454,596
88,875		Term Loan, 6.262%, maturing July 19, 2014			61,990
		Wm. Wrigley Jr. Company	NR	BBB
1,500,000		Term Loan, 7.750%, maturing October 06, 2014			1,401,308
					22,859,200
Buildings & Real Estate: 1.5%
		Contech Construction Products, Inc.	B1	BB
1,651,129		Term Loan, 5.512%, maturing January 31, 2013			1,023,700
		Custom Building Products, Inc.	Ba3	BB-
3,649,828		Term Loan, 4.309%, maturing October 29, 2011			2,408,886
		John Maneely Company	B2	B+
4,232,536		Term Loan, 7.628%, maturing December 09, 2013			2,746,916
		KCPC Acquisition, Inc.	Ba2	B-
529,286		Term Loan, 3.688%, maturing May 22, 2014			375,793
189,655		Term Loan, 6.063%, maturing May 22, 2014			134,655
		LaFarge Roofing	NR	NR
169,425		Term Loan, 5.887%, maturing June 14, 2015			64,664
EUR	441,573	Term Loan, 7.267%, maturing June 14, 2015			214,173
EUR	180,337	Term Loan, 7.267%, maturing June 14, 2015			87,467
$171,654		Term Loan, 6.137%, maturing March 14, 2016			65,515
EUR	409,551	Term Loan, 7.517%, maturing March 14, 2016			198,641
EUR	210,674	Term Loan, 7.517%, maturing March 14, 2016			102,182
		Shea Capital I, LLC	Caa2	BB-
$160,317		Term Loan, 4.724%, maturing October 27, 2011			48,095
		Tishman Speyer	Ba2	B+
1,500,000		Term Loan, 3.230%, maturing December 27, 2012			600,000
					8,070,687
Cargo Transport: 1.9%
		Baker Tanks, Inc.	B1	B
1,970,000		Term Loan, 3.671%, maturing May 08, 2014			1,034,250

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
	Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Cargo Transport (continued)
			Dockwise Transport, N.V.	NR	NR
$1,094,819			Term Loan, 6.012%, maturing January 11, 2015			$678,788
	875,000		Term Loan, 6.012%, maturing January 11, 2015			542,500
	875,000		Term Loan, 6.637%, maturing January 11, 2016			542,500
	1,094,819		Term Loan, 6.637%, maturing January 11, 2016			678,788
	500,000		Term Loan, 8.262%, maturing July 11, 2016			237,500
	560,000		Term Loan, 8.262%, maturing October 20, 2016			266,000
		(1)	Gainey Corporation	NR	NR
	749,586	(2)	Term Loan, 7.094%, maturing April 20, 2012			93,698
			Inmar, Inc.	B1	B
	540,922		Term Loan, 3.690%, maturing April 29, 2013			421,919
			Kenan Advantage Group, Inc.	B3	B+
	682,320		Term Loan, 6.762%, maturing December 16, 2011			460,566
			Railamerica Transportation Corporation	NR	NR
	194,560		Term Loan, 7.883%, maturing August 14, 2009			162,458
	3,005,440		Term Loan, 7.883%, maturing August 14, 2009			2,509,542
			TNT Logistics	Ba2	BB-
	1,892,409		Term Loan, 5.046%, maturing November 04, 2013			1,207,987
	723,070		Term Loan, 6.762%, maturing November 04, 2013			520,611
			US Shipping Partners, L.P.	Caa2	CCC
	1,786,152		Term Loan, 7.262%, maturing March 31, 2012			714,461
						10,071,568
Cellular: 0.9%
			Cricket Communications, Inc.	Ba2	B+
	5,865,000		Term Loan, 7.262%, maturing June 16, 2013			4,836,795
						4,836,795
Chemicals, Plastics & Rubber: 7.6%
			AZ Chem US, Inc.	B1	BB-
EUR	710,707		Term Loan, 5.673%, maturing February 28, 2013			541,899
			Borsodchem Nyrt.	NR	NR
EUR	804,394		Term Loan, 7.656%, maturing March 26, 2015			678,075
EUR	804,394		Term Loan, 8.156%, maturing March 26, 2016			678,075
			Brenntag Holding GmbH & Co. KG	B1	B+
$1,178,182			Term Loan, 5.071%, maturing January 17, 2014			854,182
	3,621,818		Term Loan, 5.071%, maturing January 17, 2014			2,625,818

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
	Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Chemicals, Plastics & Rubber (continued)
		Celanese	Ba2	BB+
	$3,200,000	Term Loan, 4.350%, maturing April 02, 2014			$2,464,000
		Cristal Inorganic Chemicals, Inc.	Ba3	B-
	2,878,250	Term Loan, 6.012%, maturing May 15, 2014			1,770,124
		Cristal Inorganic Chemicals, Inc.	B3	CCC-
	900,000	Term Loan, 9.512%, maturing November 15, 2014			405,000
		Hawkeye Renewables, LLC	B3	NR
	3,626,591	Term Loan, 7.305%, maturing June 30, 2012			1,305,573
		Hexion Specialty Chemicals, Inc.	Ba3	B
	2,450,000	Term Loan, 5.500%, maturing May 05, 2013			1,335,250
	987,500	Term Loan, 6.063%, maturing May 05, 2013			474,000
	1,164,000	Term Loan, 6.176%, maturing May 05, 2013			634,380
	1,335,113	Term Loan, 6.063%, maturing May 06, 2013			727,637
	6,152,388	Term Loan, 6.188%, maturing May 06, 2013			3,353,051
		Ineos US Finance, LLC	B2	B
	1,895,688	Term Loan, 5.932%, maturing December 16, 2012			1,075,803
	2,742,697	Term Loan, 5.950%, maturing December 16, 2013			1,355,921
	2,741,945	Term Loan, 6.450%, maturing December 23, 2014			1,384,682
		ISP Chemco, Inc.	Ba3	BB-
	3,456,250	Term Loan, 3.413%, maturing June 04, 2014			2,597,949
		JohnsonDiversey, Inc.	Ba2	BB-
	498,493	Term Loan, 5.193%, maturing December 16, 2010			396,302
	2,552,761	Term Loan, 5.509%, maturing December 16, 2011			2,029,445
		Kraton Polymers, LLC	B1	B
	2,000,000	Term Loan, 5.313%, maturing May 12, 2013			1,233,334
		Lucite International US Finco, Ltd.	B3	B+
	1,025,191	Term Loan, 3.690%, maturing July 07, 2013			891,916
	695,816	Term Loan, 3.690%, maturing July 07, 2013			597,532
		LyondellBasell Industries	B1	B+
	5,223,750	Term Loan, 7.000%, maturing December 20, 2014			2,197,705
	4,646,748	Term Loan, 7.000%, maturing April 30, 2015			1,959,380
	2,345,626	Term Loan, 7.000%, maturing April 30, 2015			980,472
		MacDermid, Inc.	B1	BB-
	1,638,215	Term Loan, 5.762%, maturing April 12, 2014			1,060,744
EUR	801,817	Term Loan, 7.389%, maturing April 12, 2014			644,485
		Northeast Biofuels, LLC	Caa1	C
	$114,514	Term Loan, 9.750%, maturing June 28, 2013			45,806
		Polypore, Inc.	Ba2	BB-
	3,291,666	Term Loan, 5.140%, maturing July 03, 2014			2,221,875
		Rockwood Specialties Group, Inc.	Ba2	BB+
	1,847,862	Term Loan, 3.546%, maturing July 30, 2012			1,499,848
					40,020,263

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Containers, Packaging & Glass: 4.8%
		Berry Plastics Corporation	B1	B+
$4,866,046		Term Loan, 4.178%, maturing April 03, 2015			$3,264,304
		Graham Packaging Company	B1	B+
12,002,000		Term Loan, 5.509%, maturing October 07, 2011			9,228,686
		Graphic Packaging International, Inc.	Ba3	BB-
3,790,864		Term Loan, 5.299%, maturing May 16, 2014			2,840,779
		Mauser AG	NR	NR
EUR	625,000	Term Loan, 5.768%, maturing June 13, 2013			400,103
EUR	625,000	Term Loan, 7.130%, maturing June 13, 2014			400,103
$842,699		Term Loan, 3.807%, maturing June 13, 2015			424,510
842,699		Term Loan, 4.057%, maturing June 13, 2016			424,510
		Owens-Illinois	Baa3	BBB-
EUR	2,154,375	Term Loan, 5.414%, maturing June 14, 2013			2,167,409
		Pro Mach, Inc.	B1	B
$2,437,500		Term Loan, 6.020%, maturing December 01, 2011			2,279,063
		Smurfit-Stone Container Corporation	Ba2	BB
591,595		Term Loan, 3.404%, maturing November 01, 2011			446,284
99,264		Term Loan, 4.897%, maturing November 01, 2011			75,110
		Tegrant Holding Company	Caa3	CC
500,000		Term Loan, 8.310%, maturing March 08, 2015			62,500
		Xerium Technologies, Inc.	Caa1	B-
4,208,686		Term Loan, 9.262%, maturing May 18, 2012			3,051,298
					25,064,659
Data and Internet Services: 6.8%
		Activant Solutions, Inc.	B1	B+
898,974		Term Loan, 4.548%, maturing May 02, 2013			566,354
		Amadeus IT Group, S.A.	NR	NR
EUR	768,581	Term Loan, 6.481%, maturing May 04, 2015			468,619
EUR	768,581	Term Loan, 6.981%, maturing May 04, 2016			468,619
		Audatex	Ba3	BB-
$1,082,505		Term Loan, 4.819%, maturing May 16, 2014			855,179
		Carlson Wagonlit Holdings, B.V.	Ba3	BB-
2,734,600		Term Loan, 5.715%, maturing August 03, 2012			1,647,597
		First Data Corporation	Ba3	BB-
2,444,416		Term Loan, 4.345%, maturing September 24, 2014			1,670,690
247,500		Term Loan, 5.145%, maturing September 24, 2014			169,159
681,808		Term Loan, 5.982%, maturing September 24, 2014			465,144
		L-1 Identity Solutions Operating Company	Ba3	BB+
500,000		Term Loan, 7.500%, maturing August 05, 2013			432,500

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Data and Internet Services (continued)
	Mitchell International, Inc.	Ba3	B+
$443,250	Term Loan, 5.813%, maturing March 28, 2014			$353,492
	Mitchell International, Inc.	Caa1	B+
250,000	Term Loan, 9.063%, maturing March 30, 2015			150,000
	Orbitz	B2	BB-
7,410,075	Term Loan, 5.739%, maturing July 25, 2014			3,309,836
	Reynolds & Reynolds Company	Ba2	BB
9,264,146	Term Loan, 3.436%, maturing October 26, 2012			5,651,129
	Sabre, Inc.	B1	B+
13,958,689	Term Loan, 5.251%, maturing September 30, 2014			5,707,554
	Sitel, LLC	B3	B+
2,261,385	Term Loan, 6.363%, maturing January 30, 2014			1,356,831
	Sungard Data Systems, Inc.	Ba3	BB
10,083,904	Term Loan, 4.003%, maturing February 28, 2014			7,154,842
2,500,000	Term Loan, 6.750%, maturing February 28, 2014			2,018,750
	Transaction Network Services, Inc.	B1	BB-
2,047,018	Term Loan, 4.178%, maturing March 28, 2014			1,734,848
	Travelport, Inc.	Ba2	BB-
987,500	Term Loan, 3.686%, maturing August 23, 2013			509,797
1,445,156	Term Loan, 6.012%, maturing August 23, 2013			697,804
289,971	Term Loan, 6.012%, maturing August 23, 2013			140,015
				35,528,759
Diversified / Conglomerate Manufacturing: 3.7%
	BOC Edwards	B1	BB-
3,209,375	Term Loan, 3.436%, maturing May 31, 2014			2,150,281
	Brand Services, Inc.	B1	B
2,829,179	Term Loan, 5.956%, maturing February 07, 2014			1,966,279
1,237,500	Term Loan, 6.876%, maturing February 07, 2014			952,875
	Brand Services, Inc.	Caa1	CCC+
1,600,000	Term Loan, 8.325%, maturing February 07, 2015			1,268,000
	Dresser, Inc.	B2	B+
4,852,885	Term Loan, 4.451%, maturing May 04, 2014			3,366,689
	EPD, Inc.	B1	B+
3,031,875	Term Loan, 4.460%, maturing July 31, 2014			1,894,922
434,219	Term Loan, 4.460%, maturing July 31, 2014			271,387

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
	Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Diversified / Conglomerate Manufacturing (continued)
		Ferretti, S.P.A.	NR	NR
EUR	577,667	Term Loan, 4.922%, maturing January 22, 2015			$467,621
EUR	577,667	Term Loan, 4.922%, maturing January 21, 2016			467,621
		Flextronics International, Ltd.	Ba1	BB+
	$686,623	Term Loan, 6.155%, maturing October 01, 2014			485,786
	196,831	Term Loan, 7.069%, maturing October 01, 2014			136,141
		Mueller Group, Inc.	Ba3	BB+
	1,739,099	Term Loan, 4.952%, maturing May 24, 2014			1,269,542
		Rexnord Corporation / RBS Global, Inc.	Ba2	BB-
	963,581	Term Loan, 5.762%, maturing July 19, 2013			770,865
		Sensata Technologies	B1	BB-
	4,105,500	Term Loan, 5.257%, maturing April 27, 2013			2,424,298
		Sensus Metering Systems, Inc.	Ba2	BB
	1,408,696	Term Loan, 3.953%, maturing December 17, 2010			1,232,609
		Textron Fastening Systems	B2	B+
	490,000	Term Loan, 7.262%, maturing August 11, 2013			257,250
					19,382,166
Diversified / Conglomerate Service: 4.5%
		Affinion Group	Ba2	BB
	3,937,668	Term Loan, 3.436%, maturing October 17, 2012			2,887,622
		AlixPartners, LLP	B1	BB-
	2,578,769	Term Loan, 4.926%, maturing October 12, 2013			2,140,379
		Brickman Group	Ba3	BB-
	1,970,000	Term Loan, 3.436%, maturing January 23, 2014			1,211,550
		Brock Holdings, Inc.	B1	B+
	1,477,500	Term Loan, 5.762%, maturing February 26, 2014			923,438
		Catalina Marketing Corporation	Ba3	BB-
	2,970,000	Term Loan, 6.762%, maturing October 01, 2014			1,997,325
		Coach America Holdings, Inc.	B2	B
	2,116,071	Term Loan, 4.919%, maturing April 20, 2014			1,248,482
	442,989	Term Loan, 6.412%, maturing April 20, 2014			261,364
		Fleetcor Technologies Operating Company, LLC	Ba3	B+
	114,100	Term Loan, 5.100%, maturing April 30, 2013			69,601
	564,900	Term Loan, 5.100%, maturing April 30, 2013			344,589
		Intergraph Corporation	Ba3	BB-
	1,884,107	Term Loan, 4.196%, maturing May 29, 2014			1,483,734

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Diversified / Conglomerate Service (continued)
		ISS Global A/S	NR	NR
EUR	877,193	Term Loan, 6.964%, maturing December 31, 2013			$754,119
EUR	122,807	Term Loan, 6.964%, maturing December 31, 2013			105,576
		ISTA International GmbH	NR	NR
EUR	1,668,522	Term Loan, 7.122%, maturing May 14, 2015			1,261,613
EUR	331,478	Term Loan, 7.122%, maturing May 14, 2015			250,639
		Valley National Gases, Inc.	Ba3	BB-
	$1,946,121	Term Loan, 5.569%, maturing February 28, 2014			1,488,783
		Valley National Gases, Inc.	B3	CCC+
250,000		Term Loan, 9.321%, maturing August 28, 2014			175,000
		Valleycrest Companies, LLC	B1	BB-
1,849,094		Term Loan, 4.820%, maturing October 04, 2013			1,294,366
		Vertafore, Inc.	B1	B
3,053,790		Term Loan, 4.658%, maturing January 31, 2012			2,305,611
		West Corporation	B1	BB-
5,370,238		Term Loan, 4.207%, maturing October 24, 2013			3,405,069
					23,608,860
Diversified Nat’l Rsrcs, Precious Metals & Minerals: 3.0%
		Georgia Pacific Corporation	Ba2	BB+
20,498,916		Term Loan, 4.434%, maturing December 20, 2012			15,878,112
					15,878,112
Ecological: 0.2%
		Synagro Technologies, Inc.	B1	B+
888,750		Term Loan, 4.244%, maturing April 02, 2014			617,681
		Synagro Technologies, Inc.	Caa2	CCC+
485,000		Term Loan, 6.290%, maturing October 02, 2014			181,875
					799,556
Electronics: 2.7%
		Brocade Communications Systems, Inc.	Ba2	BB+
3,250,000		Term Loan, 7.000%, maturing October 07, 2013			2,795,000
		Decision One	NR	NR
1,726,280		Term Loan, 12.000%, maturing April 15, 2010			1,726,280
		Freescale Semiconductor, Inc.	Ba1	BB
5,069,438		Term Loan, 4.600%, maturing November 29, 2013			2,960,871
		Infor Global Solutions	B1	B+
493,750		Term Loan, 6.520%, maturing July 28, 2012			274,031
618,676		Term Loan, 7.520%, maturing July 28, 2012			344,912
1,185,797		Term Loan, 7.520%, maturing July 28, 2012			661,082
EUR	736,875	Term Loan, 8.139%, maturing July 28, 2012			508,008

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Electronics (continued)

		Infor Global Solutions	Caa2	CCC+
EUR	500,000	Term Loan, 11.392%, maturing March 02, 2014			$126,286
		Kronos, Inc.	Ba3	B+
	$3,300,893	Term Loan, 6.012%, maturing June 11, 2014			2,211,598
		NXP, B.V.	Caa1	CCC
	1,750,000	Floating Rate Note, 7.758%, maturing October 15, 2013			433,125
EUR	1,500,000	Floating Rate Note, 7.758%, maturing October 15, 2013			457,488
		ON Semiconductor	Baa3	BB
	$1,970,000	Term Loan, 3.186%, maturing September 03, 2013			1,526,750
					14,025,431
Finance: 1.1%
		LPL Holdings, Inc.	Ba3	B+
7,393,672		Term Loan, 5.512%, maturing June 28, 2013			5,693,127
					5,693,127
Foreign Cable, Foreign TV, Radio and Equipment: 4.9%
		Com Hem	NR	NR
SEK	8,666,667	Term Loan, 7.925%, maturing January 31, 2014			578,573
SEK	8,000,000	Term Loan, 8.050%, maturing January 31, 2015			534,067
		Levana Holding 4 GmbH	NR	NR
EUR	728,399	Term Loan, 7.526%, maturing March 02, 2015			111,849
EUR	728,398	Term Loan, 7.776%, maturing March 02, 2016			111,849
		Numericable/YPSO France SAS	NR	NR
EUR	765,871	Term Loan, 5.892%, maturing July 28, 2016			523,880
EUR	1,249,580	Term Loan, 5.892%, maturing July 28, 2016			854,753
EUR	1,984,549	Term Loan, 5.892%, maturing July 28, 2016			1,357,496
EUR	1,305,125	Term Loan, 6.142%, maturing July 28, 2016			901,009
EUR	694,875	Term Loan, 6.142%, maturing July 28, 2016			479,715
		ProSiebenSat.1 Media AG	NR	NR
EUR	64,583	Term Loan, 5.826%, maturing July 02, 2014			38,677
EUR	1,190,021	Term Loan, 5.826%, maturing July 02, 2014			712,661
SEK	2,269,914	Term Loan, 6.295%, maturing July 02, 2014			132,039
EUR	801,232	Term Loan, 5.951%, maturing May 09, 2015			496,739
EUR	36,050	Term Loan, 5.951%, maturing May 09, 2015			22,350
		UPC Financing Partnership	Ba3	B+
	$5,000,000	Term Loan, 4.600%, maturing December 31, 2014			3,605,000
EUR	7,346,871	Term Loan, 6.481%, maturing December 31, 2014			6,330,277

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Foreign Cable, Foreign TV, Radio and Equipment (continued)
		Virgin Media Investment Holdings, Ltd.	Ba2	BB
GBP	833,853	Term Loan, 8.129%, maturing September 03, 2012			$973,331
GBP	423,993	Term Loan, 8.129%, maturing September 03, 2012			494,914
GBP	2,883,112	Term Loan, 8.147%, maturing September 03, 2012			3,365,371
GBP	3,454,322	Term Loan, 8.147%, maturing September 03, 2012			4,032,127
					25,656,677
Gaming: 4.4%
		Cannery Casino Resorts, LLC	B1	BB
$1,632,874		Term Loan, 3.703%, maturing May 18, 2013			1,528,778
1,346,457		Term Loan, 4.993%, maturing May 18, 2013			1,260,620
		CCM Merger, Inc.	B1	BB-
3,234,471		Term Loan, 5.152%, maturing July 13, 2012			1,536,374
		Centaur, LLC	B2	CCC+
1,116,817		Term Loan, 9.762%, maturing October 30, 2012			698,011
		Fontainebleau Las Vegas, LLC	B3	B
1,266,667		Term Loan, 6.065%, maturing June 06, 2014			449,667
		Golden Nugget, Inc.	B2	BB-
349,358		Term Loan, 2.528%, maturing June 30, 2014			136,250
1,834,127		Term Loan, 3.430%, maturing June 30, 2014			715,310
		Green Valley Ranch Gaming, LLC	B3	B
1,422,955		Term Loan, 4.521%, maturing February 16, 2014			675,903
		Green Valley Ranch Gaming, LLC	Caa3	CCC
750,000		Term Loan, 6.000%, maturing August 16, 2014			63,750
		Greenwood Racing, Inc.	B2	BB-
723,750		Term Loan, 5.430%, maturing November 28, 2011			452,344
		Harrahs Operating Company, Inc.	B1	B+
1,990,000		Term Loan, 6.536%, maturing January 28, 2015			1,174,349
1,492,500		Term Loan, 6.538%, maturing January 28, 2015			882,173
		Isle Of Capri Casinos, Inc.	Ba3	BB
4,360,213		Term Loan, 5.512%, maturing July 26, 2014			2,772,367
1,314,687		Term Loan, 5.512%, maturing July 26, 2014			835,921
1,744,085		Term Loan, 5.512%, maturing July 26, 2014			1,108,947
		Las Vegas Sands, LLC	B2	B+
1,596,000		Term Loan, 5.520%, maturing May 23, 2014			796,227
6,320,000		Term Loan, 5.520%, maturing May 23, 2014			3,152,978
		New World Gaming Partners, Ltd.	B1	B+
708,333		Term Loan, 6.553%, maturing September 30, 2014			332,031
3,515,104		Term Loan, 6.553%, maturing September 30, 2014			1,647,705

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Gaming (continued)
		Seminole Tribe Of Florida	Baa3	BBB
$16,661		Term Loan, 5.313%, maturing March 05, 2014			$13,329
		VML US Finance, LLC	B2	B
867,738		Term Loan, 6.020%, maturing May 25, 2012			500,133
1,932,262		Term Loan, 6.020%, maturing May 24, 2013			1,113,686
2,000,000		Term Loan, 6.020%, maturing May 26, 2013			1,152,728
					22,999,581
Healthcare, Education and Childcare: 21.7%
		Accellent, Inc.	B2	B+
1,945,000		Term Loan, 4.694%, maturing November 22, 2012			1,303,150
		AGA Medical Corporation	B1	BB-
1,632,209		Term Loan, 4.138%, maturing April 28, 2013			1,264,962
		Catalent Pharma Solutions	Ba3	BB-
6,495,556		Term Loan, 6.012%, maturing April 10, 2014			4,043,483
		CHG Medical Staffing, Inc.	Ba3	B+
1,572,000		Term Loan, 3.936%, maturing January 08, 2013			1,186,860
400,000		Term Loan, 6.255%, maturing January 08, 2013			302,000
		CHS/Community Health Systems, Inc.	Ba3	BB
43,201,602		Term Loan, 4.394%, maturing July 25, 2014			31,901,704
		Concentra Operating Corporation	B1	B+
1,975,000		Term Loan, 6.020%, maturing June 25, 2014			1,224,500
		CRC Health Corporation	Ba3	BB-
1,442,277		Term Loan, 6.012%, maturing February 06, 2013			905,029
1,462,650		Term Loan, 6.012%, maturing February 06, 2013			917,813
		Education Management Corporation	B2	B+
6,171,248		Term Loan, 5.563%, maturing June 01, 2013			4,154,021
		Emdeon Business Services, LLC	B1	BB-
2,356,912		Term Loan, 6.517%, maturing November 16, 2013			1,708,761
		EMSC, L.P.	Ba1	BB+
3,169,458		Term Loan, 4.811%, maturing February 10, 2012			2,789,123
		Gambro	NR	NR
646,459		Term Loan, 5.618%, maturing June 05, 2014			425,047
SEK	2,146,343	Term Loan, 7.865%, maturing June 05, 2014			174,196
SEK	2,111,070	Term Loan, 7.865%, maturing June 05, 2014			171,333
$646,459		Term Loan, 6.118%, maturing June 05, 2015			425,047
SEK	2,146,343	Term Loan, 8.365%, maturing June 05, 2015			174,196
SEK	2,111,070	Term Loan, 8.365%, maturing June 05, 2015			171,333
		Gentiva Health Services, Inc.	Ba3	BB-
$2,035,135		Term Loan, 4.128%, maturing March 31, 2013			1,643,371

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Healthcare, Education and Childcare (continued)
		Harlan Sprague Dawley, Inc.	B2	BB-
$2,488,125		Term Loan, 7.174%, maturing July 11, 2014			$1,953,178
		Harrington Holdings, Inc.	B1	BB-
2,429,667		Term Loan, 3.686%, maturing January 11, 2014			1,858,695
		HCA, Inc.	Ba3	BB
25,985,239		Term Loan, 6.012%, maturing November 18, 2013			19,545,785
		Health Management Associates, Inc.	B1	BB-
2,680,713		Term Loan, 5.512%, maturing February 28, 2014			1,822,885
		Iasis Healthcare, LLC	Ba2	B+
144,841		Term Loan, 3.395%, maturing March 15, 2014			109,807
541,795		Term Loan, 5.118%, maturing March 15, 2014			410,748
1,565,784		Term Loan, 5.118%, maturing March 15, 2014			1,187,060
		IM US Holdings, LLC	B1	BB
2,937,500		Term Loan, 4.798%, maturing June 26, 2014			2,100,313
		Life Technologies Corporation	Baa3	BBB-
1,750,000		Term Loan, 6.000%, maturing November 21, 2015			1,603,437
		Multiplan, Inc.	B1	B+
1,223,153		Term Loan, 4.000%, maturing April 12, 2013			905,133
		National Mentor, Inc.	B1	B+
117,736		Term Loan, 5.570%, maturing June 29, 2013			99,487
1,974,686		Term Loan, 5.770%, maturing June 29, 2013			1,668,610
		Nycomed	NR	NR
EUR	535,383	Term Loan, 7.423%, maturing December 10, 2014			394,045
EUR	1,397,300	Term Loan, 7.423%, maturing December 10, 2014			1,028,420
EUR	86,211	Term Loan, 7.423%, maturing December 10, 2014			63,452
EUR	54,917	Term Loan, 7.423%, maturing December 10, 2014			40,419
EUR	388,312	Term Loan, 7.423%, maturing December 10, 2014			285,800
EUR	1,397,300	Term Loan, 8.173%, maturing December 10, 2014			1,028,420
EUR	86,211	Term Loan, 8.173%, maturing December 10, 2014			63,452
EUR	54,917	Term Loan, 8.173%, maturing December 10, 2014			40,420
EUR	388,312	Term Loan, 8.173%, maturing December 10, 2014			285,800
EUR	535,383	Term Loan, 8.173%, maturing December 10, 2014			394,045

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
	Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Healthcare, Education and Childcare (continued)
		Orthofix International/Colgate Medical	B1	BB+
$1,766,818		Term Loan, 8.270%, maturing September 22, 2013			$1,404,620
		Quintiles Transnational Corporation	B1	BB
	2,953,370	Term Loan, 5.770%, maturing March 31, 2013			2,318,396
		Renal Advantage, Inc.	NR	B+
	3,358,044	Term Loan, 5.319%, maturing October 06, 2012			2,350,631
		Rural/Metro Operating Company, LLC	Ba2	BB-
	835,293	Term Loan, 6.279%, maturing March 04, 2011			680,764
	519,127	Term Loan, 6.790%, maturing March 04, 2011			423,088
		Sterigenics International, Inc.	B3	BB-
	1,939,310	Term Loan, 5.120%, maturing November 21, 2013			1,318,731
		Stiefel Laboratories, Inc.	B1	BB-
	687,900	Term Loan, 7.000%, maturing December 28, 2013			536,562
	899,366	Term Loan, 7.000%, maturing December 28, 2013			701,506
		Sun Healthcare Group, Inc.	Ba2	B+
	847,364	Term Loan, 4.823%, maturing April 19, 2014			618,576
	131,512	Term Loan, 5.014%, maturing April 19, 2014			96,004
	217,241	Term Loan, 5.762%, maturing April 21, 2014			158,586
		Surgical Care Affiliates, LLC	Ba3	B
	2,962,500	Term Loan, 5.762%, maturing December 29, 2014			1,747,875
		Team Health, Inc.	B1	BB-
	2,026,728	Term Loan, 4.443%, maturing November 23, 2012			1,378,175
		United Surgical Partners International, Inc.	Ba3	B
	311,290	Term Loan, 3.419%, maturing April 19, 2014			200,782
	1,652,258	Term Loan, 4.457%, maturing April 19, 2014			1,065,706
		Vanguard Health Holdings Company II, LLC	Ba3	B+
	3,393,066	Term Loan, 4.666%, maturing September 23, 2011			2,807,762
		Viant Holdings, Inc.	Ba3	B+
	740,625	Term Loan, 6.020%, maturing June 25, 2014			403,641
		VWR International, Inc.	B1	B+
	3,500,000	Term Loan, 3.936%, maturing June 29, 2014			2,318,750
EUR	2,500,000	Term Loan, 5.936%, maturing June 29, 2014			2,017,395
					114,322,890
Home & Office Furnishings: 1.9%
		Global Garden Products Italy, S.P.A.	NR	NR
EUR	1,250,000	Term Loan, 7.379%, maturing October 19, 2014			953,100
EUR	1,250,000	Term Loan, 7.879%, maturing October 19, 2015			953,100

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
	Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Home & Office Furnishings (continued)
		Hilding Anders	NR	NR
EUR	324,872	Term Loan, 7.540%, maturing April 25, 2015			$240,140
SEK	17,864,613	Term Loan, 7.733%, maturing April 25, 2015			1,141,160
		National Bedding Company	B1	BB-
	$2,177,466	Term Loan, 4.926%, maturing February 28, 2013			1,277,447
		Simmons Company	B1	B-
	6,942,562	Term Loan, 5.499%, maturing December 19, 2011			4,477,953
		Springs Window Fashions, LLC	B2	B+
	1,410,813	Term Loan, 6.563%, maturing December 31, 2012			941,717
					9,984,617
Insurance: 2.4%
		AmWINS Group, Inc.	B2	B-
	1,975,000	Term Loan, 4.358%, maturing June 08, 2013			1,283,750
		Applied Systems, Inc.	B1	B-
	1,303,700	Term Loan, 6.230%, maturing September 26, 2013			1,075,553
		Conseco, Inc.	B1	B+
	6,130,689	Term Loan, 3.768%, maturing October 10, 2013			4,030,928
		Crawford & Company	B1	BB-
	2,836,786	Term Loan, 6.520%, maturing October 30, 2013			2,411,268
		Hub International, Ltd.	B2	B+
	454,432	Term Loan, 6.262%, maturing June 13, 2014			282,884
	2,021,803	Term Loan, 6.262%, maturing June 13, 2014			1,258,572
		Swett & Crawford	B3	B
	2,561,000	Term Loan, 5.975%, maturing April 03, 2014			1,165,255
		USI Holdings Corporation	B2	B
	2,277,500	Term Loan, 6.520%, maturing May 05, 2014			1,298,175
					12,806,385
Leisure, Amusement, Entertainment: 8.6%
		24 Hour Fitness Worldwide, Inc.	Ba3	B+
	3,168,750	Term Loan, 5.361%, maturing June 08, 2012			2,075,531
		Alpha D2, Ltd.	NR	NR
	1,714,286	Term Loan, 3.681%, maturing December 31, 2013			1,150,286
	1,178,571	Term Loan, 3.681%, maturing December 31, 2013			790,821
		AMF Bowling Worldwide, Inc.	B1	B+
	3,085,938	Term Loan, 5.350%, maturing June 10, 2013			1,465,820
		Cedar Fair, L.P.	Ba3	BB-
	6,817,550	Term Loan, 3.436%, maturing August 30, 2012			4,731,380
		Cinemark USA, Inc.	Ba3	B
	3,675,000	Term Loan, 3.660%, maturing October 05, 2013			2,819,251

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Leisure, Amusement, Entertainment (continued)
		HIT Entertainment, Inc.	Ba3	B+
	$1,940,892	Term Loan, 4.710%, maturing March 20, 2012			$1,009,264
		Kerasotes Showplace Theater, LLC	B1	B-
	675,000	Revolver, 2.300%, maturing October 31, 2010			644,625
	281,978	Term Loan, 3.750%, maturing October 28, 2011			181,876
		Metro-Goldwyn-Mayer, Inc.	Ba3	B+
	33,072,092	Term Loan, 7.012%, maturing April 08, 2012			15,319,456
	7,774,464	Term Loan, 7.012%, maturing April 09, 2012			3,601,241
		NEP II, Inc.	B1	B
	4,429,996	Term Loan, 6.012%, maturing February 16, 2014			3,100,997
		Warner Music Group	Ba3	BB
	10,807,499	Term Loan, 4.387%, maturing February 28, 2011			8,573,945
					45,464,493
Lodging: 2.3%
		Audio Visual Services Corporation	Ba3	B+
990,000		Term Loan, 6.020%, maturing February 28, 2014			445,500
		Hotel Del Coronado	B1	B+
16,400,000		Term Loan, 6.310%, maturing January 15, 2009			11,480,000
					11,925,500
Machinery: 0.4%
		Kion Group	NR	NR
EUR	1,238,909	Term Loan, 5.973%, maturing December 23, 2014			949,890
EUR	1,145,833	Term Loan, 6.387%, maturing December 23, 2015			875,859
		LN Acquisition Corporation	B1	BB-
	$359,091	Term Loan, 4.270%, maturing July 11, 2014			272,909
	134,659	Term Loan, 4.270%, maturing July 11, 2014			102,341
					2,200,999
Mining, Steel, Iron & Nonprecious Metals: 1.2%
		Continental Alloys & Services, Inc.	B3	B
491,563		Term Loan, 6.262%, maturing June 15, 2012			331,805
		Noranda Aluminum Acquisition Corporation	Ba2	BB-
688,538		Term Loan, 4.239%, maturing May 18, 2014			416,565
		Novelis	Ba2	BB
1,234,375		Term Loan, 5.770%, maturing July 06, 2014			783,828
2,715,625		Term Loan, 5.770%, maturing July 06, 2014			1,724,422
		Oxbow Carbon and Minerals Holdings, LLC	B1	BB-
258,473		Term Loan, 5.762%, maturing May 08, 2014			181,362
2,887,165		Term Loan, 5.762%, maturing May 08, 2014			2,025,829

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Mining, Steel, Iron & Nonprecious Metals (continued)
	Tube City IMS Corporation	Ba3	BB
$162,162	Term Loan, 5.762%, maturing January 25, 2014			$113,513
1,317,770	Term Loan, 5.762%, maturing January 25, 2014			922,439
				6,499,763
North American Cable: 15.9%
	Atlantic Broadband	B1	B
1,955,229	Term Loan, 6.020%, maturing August 10, 2012			1,779,258
	Bresnan Communications, LLC	B2	BB-
2,750,000	Term Loan, 4.737%, maturing September 29, 2013			2,099,166
2,246,939	Term Loan, 6.060%, maturing September 29, 2013			1,715,162
	Cequel Communications, LLC	B1	BB-
36,551,861	Term Loan, 6.161%, maturing November 05, 2013			24,702,954
	Cequel Communications, LLC	Caa1	B-
1,525,000	Term Loan, 7.693%, maturing May 05, 2014			861,625
	Charter Communications Operating, LLC	B1	B+
18,079,769	Term Loan, 5.060%, maturing March 06, 2014			12,275,404
	CSC Holdings, Inc.	Ba1	BBB-
21,085,057	Term Loan, 4.569%, maturing March 29, 2013			17,611,884
	Insight Midwest Holdings, LLC	B1	B+
9,002,500	Term Loan, 4.850%, maturing April 07, 2014			7,105,547
	Knology, Inc.	B2	B
1,975,000	Term Loan, 6.400%, maturing June 30, 2012			1,234,375
	Mediacom Broadband, LLC	Ba3	BB-
10,254,981	Term Loan, 2.840%, maturing January 31, 2015			7,352,821
	Quebecor Media, Inc.	B1	B
2,917,500	Term Loan, 6.819%, maturing July 21, 2009			2,363,175
	San Juan Cable, LLC	B1	BB-
1,703,743	Term Loan, 4.820%, maturing October 31, 2012			1,022,246
	WideOpenWest Finance, LLC	B2	B-
5,833,333	Term Loan, 5.190%, maturing June 28, 2014			3,485,417
				83,609,034
Oil & Gas: 4.0%
	Alon USA	B1	BB
1,729,620	Term Loan, 3.860%, maturing June 22, 2013			1,210,734
216,202	Term Loan, 4.446%, maturing June 22, 2013			151,342
	CR Gas Storage	Ba3	BB-
79,940	Term Loan, 4.843%, maturing May 13, 2011			63,353
151,353	Term Loan, 4.844%, maturing May 12, 2013			119,947
1,336,151	Term Loan, 4.847%, maturing May 12, 2013			1,058,900
224,609	Term Loan, 4.847%, maturing May 12, 2013			178,002

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
	Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Oil & Gas (continued)
		McJunkin Corporation	B1	B+
	$2,657,328	Term Loan, 7.012%, maturing January 31, 2013			$2,149,779
		MEG Energy	Ba3	BB+
	2,782,500	Term Loan, 5.759%, maturing April 03, 2013			1,899,056
	2,730,000	Term Loan, 5.770%, maturing April 03, 2013			1,863,225
		Pine Prairie Energy Center	B1	B
	492,500	Term Loan, 5.620%, maturing December 31, 2013			421,088
		SG Resources Mississippi, LLC	B1	BB
	2,493,750	Term Loan, 4.993%, maturing April 02, 2014			2,125,922
		Targa Resources, Inc.	Ba3	B+
	1,039,832	Term Loan, 5.762%, maturing October 31, 2012			758,211
	2,854,353	Term Loan, 5.970%, maturing October 31, 2012			2,081,300
		Venoco, Inc.	Caa1	B
	1,500,000	Term Loan, 6.250%, maturing September 20, 2011			1,001,250
		Western Refining, Inc.	B3	BB-
	9,603,333	Term Loan, 9.250%, maturing May 30, 2014			5,713,983
					20,796,092
Other Broadcasting and Entertainment: 1.7%
		Deluxe Entertainment Services Group, Inc.	Ba3	B-
	218,114	Term Loan, 5.051%, maturing May 11, 2013			130,869
	2,262,201	Term Loan, 5.339%, maturing May 11, 2013			1,357,320
	118,110	Term Loan, 6.012%, maturing May 11, 2013			70,866
		Getty Images, Inc.	Ba2	BB
	1,000,000	Term Loan, 8.053%, maturing July 02, 2015			863,750
		VNU	Ba3	B+
	9,676,474	Term Loan, 4.229%, maturing August 09, 2013			6,498,362
					8,921,167
Other Telecommunications: 3.7%
		Asurion Corporation	B1	B-
	8,250,000	Term Loan, 5.305%, maturing July 03, 2014			5,630,625
		BCM Ireland Holdings, Ltd.	Ba3	BB
EUR	2,051,724	Term Loan, 5.267%, maturing September 30, 2014			1,925,078
EUR	2,051,953	Term Loan, 5.517%, maturing September 30, 2015			1,925,293
		Cavalier Telephone	Caa1	B-
	$2,443,723	Term Loan, 7.750%, maturing December 31, 2012			855,303
		Consolidated Communications	B1	B+
	1,000,000	Term Loan, 3.940%, maturing December 31, 2014			800,000
		Gabriel Communications	B2	B-
	493,750	Term Loan, 6.069%, maturing May 31, 2014			355,500

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Other Telecommunications (continued)
	Hargray Communications Group, Inc.	B1	B
$446,292	Term Loan, 6.012%, maturing June 29, 2014			$359,265
	Hawaiian Telcom Communications, Inc.	B3	CC
2,818,023	Term Loan, 6.262%, maturing June 01, 2014			1,180,047
	Kentucky Data Link, Inc.	B1	B
2,719,226	Term Loan, 3.686%, maturing February 26, 2014			2,188,977
	One Communications	B2	CCC+
2,694,643	Term Loan, 6.886%, maturing June 30, 2012			1,232,799
	PAETEC Holding Corporation	B1	B
433,815	Term Loan, 3.936%, maturing February 28, 2013			291,741
	Time Warner Telecom Holdings, Inc.	Ba2	B
2,666,182	Term Loan, 3.691%, maturing January 07, 2013			2,109,616
	U.S. Telepacific Corporation	B1	CCC+
980,005	Term Loan, 7.347%, maturing August 04, 2011			676,204
				19,530,448
Personal & Nondurable Consumer Products: 6.5%
	Advantage Sales And Marketing	B1	B-
3,012,249	Term Loan, 4.894%, maturing March 29, 2013			2,003,146
	Bushnell Performance Optics	Ba3	BB-
1,732,500	Term Loan, 7.512%, maturing August 24, 2013			1,256,062
	Fender Musical Instruments Corporation	B2	B+
2,304,167	Term Loan, 5.170%, maturing June 09, 2014			1,440,104
1,163,750	Term Loan, 6.020%, maturing June 09, 2014			727,344
	Gibson Guitar Corporation	B2	B
442,683	Term Loan, 6.204%, maturing December 29, 2013			378,494
	Huish Detergents, Inc.	Ba3	BB
1,666,250	Term Loan, 5.770%, maturing April 26, 2014			1,321,891
	Information Resources, Inc.	B1	B+
401,792	Term Loan, 3.876%, maturing May 16, 2014			261,165
	Jarden Corporation	Ba3	BB-
9,122,654	Term Loan, 5.512%, maturing January 24, 2012			7,216,020
1,175,172	Term Loan, 5.512%, maturing January 24, 2012			929,561
	KIK Custom Products, Inc.	B3	CCC+
72,439	Term Loan, 5.800%, maturing May 31, 2014			36,672
422,561	Term Loan, 5.800%, maturing May 31, 2014			213,921
	Mega Bloks, Inc.	B1	CCC
967,500	Term Loan, 8.750%, maturing July 26, 2012			292,669
	Norwood Promotional Products	NR	NR
26,898,557	Term Loan, 6.000%, maturing August 16, 2011			15,870,149

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Personal & Nondurable Consumer Products (continued)
	Spectrum Brands, Inc.	B1	B-
$875,115	Term Loan, 6.387%, maturing March 30, 2013			$530,320
44,301	Term Loan, 6.850%, maturing March 30, 2013			26,846
	Totes Isotoner Corporation	B1	B
394,985	Term Loan, 6.323%, maturing January 31, 2013			211,317
	Yankee Candle Company, Inc.	Ba3	BB-
2,693,077	Term Loan, 5.731%, maturing February 06, 2014			1,474,460
				34,190,141
Personal, Food & Miscellaneous: 2.5%
	Acosta, Inc.	B1	B
2,932,500	Term Loan, 5.370%, maturing July 29, 2013			2,030,756
	Arbys Restaurant Group, Inc.	B1	BB-
4,776,677	Term Loan, 5.575%, maturing July 25, 2012			3,313,820
	Culligan International Company	B2	B-
985,000	Term Loan, 5.029%, maturing November 24, 2012			556,525
	Dennys, Inc.	Ba2	BB
555,000	Term Loan, 3.470%, maturing March 31, 2012			413,475
683,261	Term Loan, 4.959%, maturing March 31, 2012			509,030
	N.E.W. Customer Services Companies, Inc.	B1	B
3,191,953	Term Loan, 5.702%, maturing May 22, 2014			2,282,247
	OSI Restaurant Partners, Inc.	B3	B+
372,420	Term Loan, 5.069%, maturing June 14, 2013			168,706
4,368,651	Term Loan, 3.750%, maturing June 14, 2014			1,978,999
	Reddy Ice Group, Inc.	B1	BB-
1,000,000	Term Loan, 6.500%, maturing August 09, 2012			627,500
	Sbarro, Inc.	B1	B-
492,500	Term Loan, 3.931%, maturing January 31, 2014			309,044
	Seminole Hard Rock Entertainment	B1	BB
750,000	Floating Rate Note, 7.536%, maturing March 15, 2014			397,500
	U.S. Security Holdings, Inc.	Ba3	B+
559,398	Term Loan, 4.678%, maturing May 08, 2013			447,519
				13,035,121
Printing & Publishing: 9.4%
	American Achievement Corporation	Ba3	BB-
448,387	Term Loan, 5.070%, maturing March 25, 2011			399,065
	Ascend Media Holdings, LLC	B3	B
841,773	Term Loan, 5.313%, maturing January 31, 2012			235,696

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Printing & Publishing (continued)
		Black Press, Ltd.	Ba3	BB-
$724,913		Term Loan, 4.196%, maturing August 02, 2013			$434,948
1,193,975		Term Loan, 4.196%, maturing August 02, 2013			716,385
		Canwest Media, Inc.	Ba2	BB-
738,750		Term Loan, 4.196%, maturing July 10, 2014			435,862
		Caribe Information Investments Inc.	B1	B+
1,626,613		Term Loan, 3.697%, maturing March 31, 2013			1,097,964
		Cengage Learning, Inc.	B1	B+
5,077,500		Term Loan, 3.940%, maturing July 03, 2014			3,430,486
		Cenveo Corporation	Ba2	BB+
29,961		Term Loan, 4.954%, maturing June 21, 2013			19,924
1,853,819		Term Loan, 4.954%, maturing June 21, 2013			1,232,790
		Dex Media West, LLC	Ba2	BB
4,250,000		Term Loan, 7.538%, maturing October 24, 2014			2,167,500
		Flint Group	NR	NR
936,821		Term Loan, 6.126%, maturing December 31, 2012			442,648
353,279		Term Loan, 6.126%, maturing December 31, 2014			166,924
2,333,333		Term Loan, 6.126%, maturing May 29, 2015			1,102,500
EUR	666,667	Term Loan, 7.541%, maturing May 29, 2015			457,488
$1,277,104		Term Loan, 6.126%, maturing December 31, 2015			603,432
		Hanley Wood, LLC	B2	B
2,708,865		Term Loan, 4.324%, maturing March 08, 2014			1,327,344
		Idearc, Inc.	B2	B-
24,980,186		Term Loan, 5.670%, maturing November 17, 2014			8,404,059
		Intermedia Outdoor, Inc.	NR	NR
1,621,125		Term Loan, 6.762%, maturing January 31, 2013			1,013,203
		Mediannuaire Holding	NR	NR
EUR	581,289	Term Loan, 6.204%, maturing April 10, 2016			302,868
EUR	581,289	Term Loan, 6.704%, maturing April 10, 2016			302,868
		Merrill Communications, LLC	B1	B+
$2,879,358		Term Loan, 4.719%, maturing May 15, 2011			1,842,789
		Nelson Canada	Ba3	B
3,960,000		Term Loan, 6.262%, maturing July 05, 2014			2,871,000
		PagesJaunes Groupe, S.A.	NR	NR
EUR	800,000	Term Loan, 5.454%, maturing October 24, 2013			592,193
		PBL Media	B1	B
AUD	24,331,191	Term Loan, 7.028%, maturing February 05, 2013			8,744,034

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
	Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Printing & Publishing (continued)
			Prism Business Media Holdings/ Penton Media, Inc.	B2	B-
	$1,674,500		Term Loan, 5.635%, maturing February 01, 2013			$833,064
			R.H. Donnelley Corporation	Ba2	BB
	4,555,341	(3)	Term Loan, 5.637%, maturing June 30, 2011			2,793,941
			Readers Digest	B1	B
	4,309,375		Term Loan, 4.469%, maturing March 02, 2014			1,616,016
EUR	745,873		Term Loan, 5.371%, maturing March 02, 2014			308,053
			Source Media, Inc.	B1	B
	$2,760,475		Term Loan, 8.770%, maturing November 08, 2011			1,518,261
			Thomas Nelson Publishers	B1	B
	1,860,889		Term Loan, 8.500%, maturing June 12, 2012			1,265,404
			Tribune Company	Caa1	CCC
	1,491,225		Term Loan, 6.000%, maturing May 19, 2014			433,697
			Valassis Communications, Inc.	Ba2	BB
	304,909		Term Loan, 5.520%, maturing March 02, 2014			180,659
	919,570		Term Loan, 5.520%, maturing March 02, 2014			544,845
			Yell Group, PLC	Ba3	BB-
	2,000,000		Term Loan, 4.431%, maturing October 27, 2012			1,356,666
						49,194,576
Radio and TV Broadcasting: 6.4%
			Block Communications, Inc.	Ba1	BB+
	972,500		Term Loan, 5.274%, maturing December 22, 2012			743,963
			Citadel Broadcasting Corporation	B3	B+
	9,600,000		Term Loan, 5.021%, maturing June 12, 2014			3,744,000
			CMP KC, LLC	NR	NR
	1,352,663		Term Loan, 5.707%, maturing May 03, 2011			419,325
			CMP Susquehanna Corporation	Caa1	B-
	6,973,862		Term Loan, 3.640%, maturing May 05, 2013			2,249,071
			Cumulus Media, Inc.	B3	B
	2,802,020		Term Loan, 3.506%, maturing June 11, 2014			1,337,964
			CW Media Holdings, Inc.	Ba2	B+
	2,722,500		Term Loan, 7.012%, maturing February 16, 2015			2,041,875
			Emmis Communication	Caa1	B+
	1,160,471		Term Loan, 4.900%, maturing November 01, 2013			580,235
			FoxCo Acquisition, LLC	B1	BB-
	1,250,000		Term Loan, 7.250%, maturing July 14, 2015			831,250
			Local TV Finance, LLC	B2	B+
	2,863,750		Term Loan, 3.965%, maturing May 07, 2013			1,417,556

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
	Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Radio and TV Broadcasting (continued)
		Nexstar Broadcasting Group	Ba2	B+
$2,232,761		Term Loan, 5.512%, maturing October 01, 2012			$1,339,656
	2,359,423	Term Loan, 5.512%, maturing October 01, 2012			1,415,653
		Nextmedia Operating, Inc.	B1	B
	408,622	Term Loan, 5.453%, maturing November 15, 2012			238,022
	919,398	Term Loan, 5.262%, maturing November 15, 2012			535,550
		Paxson Communications	B2	CCC+
	4,500,000	Term Loan, 8.069%, maturing January 15, 2012			2,025,000
		Regent Communications	B3	B-
	1,427,517	Term Loan, 6.012%, maturing November 21, 2013			1,042,088
		Spanish Broadcasting Systems	Caa1	CCC+
	3,860,000	Term Loan, 5.520%, maturing June 11, 2012			1,476,450
		Univision Communications, Inc.	B1	B-
	23,999,786	Term Loan, 3.686%, maturing September 29, 2014			10,907,903
		Univision Communications, Inc.	Caa1	CCC
	1,733,625	Term Loan, 3.936%, maturing March 29, 2009			1,430,241
					33,775,802
Retail Stores: 9.2%
		Amscan Holdings, Inc.	B1	B
	1,477,500	Term Loan, 4.813%, maturing May 25, 2013			1,089,656
		Burlington Coat Factory	B2	CCC+
	3,787,868	Term Loan, 4.450%, maturing May 28, 2013			1,698,226
		CBR Fashion Holding	NR	NR
EUR	500,000	Term Loan, 5.517%, maturing July 20, 2015			419,364
EUR	460,000	Term Loan, 5.767%, maturing July 20, 2016			385,815
		Dollar General Corporation	B1	B+
$8,500,000		Term Loan, 5.271%, maturing July 06, 2014			6,596,000
		Dollarama Group, L.P.	Ba1	BB-
	3,369,844	Term Loan, 5.170%, maturing November 18, 2011			2,611,629
		General Nutrition Centers, Inc.	B1	B-
	3,546,000	Term Loan, 6.188%, maturing September 16, 2013			2,393,550
		Guitar Center, Inc.	B3	B-
	5,000,000	Term Loan, 4.940%, maturing October 09, 2014			2,387,500
		Harbor Freight Tools USA, Inc.	B1	B+
	6,187,911	Term Loan, 9.750%, maturing July 15, 2010			3,712,747
		Michaels Stores, Inc.	B2	B
	6,613,345	Term Loan, 4.337%, maturing October 31, 2013			3,323,206

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Retail Stores (continued)
		Nebraska Book Company, Inc.	Ba3	B
$2,369,858		Term Loan, 6.380%, maturing March 04, 2011			$1,421,915
		Neiman Marcus Group, Inc.	Ba3	BB+
8,299,578		Term Loan, 4.565%, maturing April 06, 2013			5,266,340
		Oriental Trading Company, Inc.	B3	B
2,382,774		Term Loan, 4.871%, maturing July 31, 2013			1,366,123
		Petco Animal Supplies, Inc.	B1	BB-
5,035,312		Term Loan, 5.532%, maturing October 26, 2013			3,434,083
		Phones 4U Group, Ltd.	NR	NR
GBP	1,615,726	Term Loan, 8.258%, maturing September 22, 2014			1,347,968
GBP	1,545,301	Term Loan, 8.758%, maturing September 22, 2015			1,289,214
		Rite Aid	B2	B+
$4,975,000		Term Loan, 5.014%, maturing June 04, 2014			3,420,313
400,000		Term Loan, 6.000%, maturing June 04, 2014			278,000
		Sally Holding, LLC	B2	BB-
2,437,532		Term Loan, 4.189%, maturing November 16, 2013			1,822,818
		Sports Authority	B2	B-
977,500		Term Loan, 6.012%, maturing May 03, 2013			679,363
		Toys “R” Us, Inc.	B2	BB-
1,368,159		Term Loan, 5.724%, maturing July 19, 2012			854,611
		Vivarte	NR	NR
EUR	2,500,000	Term Loan, 6.249%, maturing June 28, 2015			1,360,000
EUR	2,500,000	Term Loan, 6.749%, maturing June 28, 2016			1,360,000
					48,518,441
Satellite: 0.6%
		Intelsat Corporation	B1	BB-
$1,387,999		Term Loan, 6.650%, maturing January 03, 2012			1,077,434
1,387,579		Term Loan, 6.650%, maturing January 03, 2012			1,077,109
1,387,579		Term Loan, 6.650%, maturing January 03, 2012			1,077,109
					3,231,652
Telecommunications Equipment: 1.9%
		CommScope, Inc.	Ba3	BB-
1,243,734		Term Loan, 5.877%, maturing December 27, 2014			926,582
		Macquarie UK Broadcast Ventures, Ltd.	NR	NR
GBP	4,383,255	Term Loan, 7.665%, maturing December 01, 2014			5,259,974
		Sorenson Communications, Inc.	Ba2	B
$4,480,849		Term Loan, 4.000%, maturing August 16, 2013			3,769,514
					9,956,070

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Textiles & Leather: 0.1%
	Targus Group, Inc.	B2	B
$1,335,227	Term Loan, 6.340%, maturing November 22, 2012			$660,937
				660,937
Utilities: 10.2%
	Boston Generating, LLC	B1	B-
256,593	Term Loan, 6.012%, maturing December 20, 2013			148,182
7,017,157	Term Loan, 6.012%, maturing December 20, 2013			4,052,408
1,916,404	Term Loan, 6.012%, maturing December 20, 2013			1,106,723
	Calpine Corporation	B2	B+
1,522,500	Revolver, 4.109%, maturing March 29, 2014			1,027,688
2,470,074	Term Loan, 6.645%, maturing March 29, 2014			1,742,726
	Coleto Creek WLE, L.P.	B1	BB-
750,000	Revolver, 1.053%, maturing June 30, 2011			517,500
5,161,025	Term Loan, 6.512%, maturing June 28, 2013			3,741,743
764,331	Term Loan, 6.512%, maturing June 28, 2013			554,140
	FirstLight Power Resources, Inc.	B1	B+
2,635,312	Term Loan, 5.750%, maturing November 01, 2013			2,016,014
906,823	Term Loan, 6.313%, maturing November 01, 2013			693,719
	FirstLight Power Resources, Inc.	B3	CCC+
610,514	Term Loan, 7.711%, maturing May 01, 2014			457,886
	Infrastrux Group, Inc.	B2	B
4,193,446	Term Loan, 5.686%, maturing November 03, 2012			3,512,011
	MACH Gen, LLC	B2	B+
453,125	Term Loan, 5.762%, maturing February 22, 2013			417,328
4,297,055	Term Loan, 4.196%, maturing February 22, 2014			3,957,588
	NRG Energy, Inc.	Ba1	BB
10,557,512	Term Loan, 5.262%, maturing February 01, 2013			8,841,916
4,036,982	Term Loan, 5.262%, maturing February 01, 2013			3,380,973
	NSG Holdings, LLC	Ba2	BB
183,673	Term Loan, 4.320%, maturing June 15, 2014			137,755
1,337,728	Term Loan, 4.320%, maturing June 15, 2014			1,003,296

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

Bank Loan Ratings† (Unaudited)	Market
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Utilities (continued)
Texas Competitive Electric Holdings Company, LLC	Ba3	B+
$2,983,659	Term Loan, 5.278%, maturing October 14, 2014	$2,035,932
1,974,962	Term Loan, 5.283%, maturing October 14, 2014	1,344,209
2,940,000	Term Loan, 5.547%, maturing October 14, 2014	2,004,713
TPF Generation Holdings, LLC	Ba3	BB-
3,664,399	Term Loan, 5.762%, maturing December 15, 2013	3,105,579
1,431,519	Term Loan, 5.762%, maturing December 15, 2013	1,213,213
TPF Generation Holdings, LLC	B3	B-
1,500,000	Term Loan, 8.012%, maturing December 15, 2014	952,500
Viridian Group, PLC	NR	NR
GBP	1,080,000	Term Loan, 7.687%, maturing December 19, 2012	1,299,483
EUR	1,072,386	Term Loan, 7.928%, maturing December 19, 2012	1,062,975
Wolf Hollow I, L.P.	B2	B+
$450,000	Term Loan, 2.471%, maturing June 22, 2012	326,250
1,800,000	Term Loan, 1.336%, maturing June 22, 2012	1,260,000
2,094,343	Term Loan, 6.012%, maturing June 22, 2012	1,466,040
53,380,490
Total Senior Loans (Cost $1,371,272,710)	879,680,448
OTHER CORPORATE DEBT: 0.7%
Automobile: 0.7%
Avis Budget Car Rental	Ba3	B-
750,000	Floating Rate Note, 7.521%, maturing May 15, 2014	165,000
Navistar International Corporation	NR	BB-
1,800,000	Unsecured Term Loan, 5.683%, maturing January 19, 2012	994,500
4,950,000	Unsecured Term Loan, 4.686%, maturing January 19, 2012	2,734,875
Total Other Corporate Debt (Cost $7,500,000)	3,894,375

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

EQUITIES AND OTHER ASSETS: 0.1%

		Description		Market Value USD
(1), (@), (R)		Allied Digital Technologies Corporation (Residual Interest in Bankruptcy Estate)		$—
(@), (R)		Block Vision Holdings Corporation (571 Common Shares)		—
(2), (@), (R)		Boston Chicken, Inc. (Residual Interest in Boston Chicken Plan Trust)		—
(2), (@), (R)		Cedar Chemical (Liquidation Interest)		—
(@), (R)		Decision One Corporation (1,752,103 Common Shares)		—
(2), (@), (R)		Enterprise Profit Solutions (Liquidation Interest)		—
(@), (R)		EquityCo, LLC (Warrants for 28,752 Common Shares)		—
(4), (@), (R)		Euro United Corporation (Residual Interest in Bankruptcy Estate)		—
(2), (@), (R)		Grand Union Company (Residual Interest in Bankruptcy Estate)		—
(@), (R)		Humphrey’s, Inc. (Residual Interest in Bankruptcy Estate)		—
(2), (@), (R)		IT Group, Inc. (Residual Interest in Bankruptcy Estate)		25
(2), (@), (R)		Kevco Inc. (Residual Interest in Bankruptcy Estate)		25
(2), (@), (R)		Lincoln Paper & Tissue (Warrants for 291 Common Shares, Expires August 14, 2015)		—
(1), (@), (R)		Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)		—
(@), (R)		Norwood Promotional Products, Inc. (104,148 Common Shares)		—
(@), (R)		Norwood Promotional Products, Inc. (Contingent Value Rights)		—
(@), (R)		Safelite Realty Corporation (57,804 Common Shares)		462,432
(1), (@), (R)		Transtar Metals (Residual Interest in Bankruptcy Estate)		—
(1), (@), (R)		TSR Wireless, LLC (Residual Interest in Bankruptcy Estate)		—
(2), (@), (R)		US Office Products Company (Residual Interest in Bankruptcy Estate)		—
		Total for Equities and Other Assets (Cost $1,580,560)		462,482
		Total Investments (Cost $1,380,353,270)**	168.1%	$884,037,305
		Other Assets and Liabilities — Net	(68.1)	(358,126,043)
		Net Assets	100.0%	$525,911,262

*

Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.

	†	Bank Loans rated below Baa are considered to be below investment grade.
	NR	Not Rated
	(1)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.
	(2)	Loan is on non-accrual basis.
	(3)	Trade pending settlement. Contract rates do not take effect until settlement date.
	(4)	The borrower filed for protection under the Canadian Bankruptcy and Insolvency Act.

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

(@)	Non-income producing security.
(R)	Restricted security.
AUD	Australian Dollar
GBP	British Pound Stirling
EUR	Euro
SEK	Swedish Kronor
**	For Federal Income Tax purposes cost of investments is $1,380,579,383.
Net unrealized depreciation consists of the following:
	Gross Unrealized Appreciation	$297,555
	Gross Unrealized Depreciation	(496,839,633)
	Net Unrealized Depreciation	$(496,542,078)

The following table summarizes the inputs used as of November 30, 2008 in determining the Trust’s investments at fair value for purposes of SFAS 157:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$—	$—
Level 2 — Other Significant Observable Inputs	865,742,698	3,608,383
Level 3 — Significant Unobservable Inputs	18,294,607	—
Total	$884,037,305	$3,608,383

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

  *  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended November 30, 2008, was as follows:

	Investments in Securities	Other Financial Instruments*
Balance at 02/29/08	$18,607,111	$—
Net purchases/sales	5,874,221	—
Total realized and unrealized gain (loss)	(8,438,865)	—
Accrued Discounts/(Premiums)	2,252,140	—
Transfers in and/or out of Level 3	—	—
Balance at 11/30/08	$18,294,607	$—

  *  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

For the nine months ended November 30, 2008, total change in unrealized gain (loss) on Level 3 securities included in the change in net assets was $(4,180,991). Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statement of Operations.

At November 30, 2008 the following forward foreign currency contracts were outstanding for ING Prime Rate Trust:

Currency	Buy/Sell	Settlement Date	In Exchange For	Unrealized Value	Appreciation/ (Depreciation)
Australian Dollar AUD 7,900,000	Sell	12/15/08	$5,418,627	$5,167,893	$250,734
Australian Dollar AUD 5,200,000	Sell	01/15/09	3,396,120	3,396,003	117
Euro EUR 24,810,000	Sell	12/15/08	33,812,808	31,523,652	2,289,156
Euro EUR 22,610,000	Sell	01/15/09	28,259,109	28,720,261	(461,152)
British Pound Sterling GBP 7,265,000	Sell	12/15/08	12,611,313	11,195,464	1,415,849
British Pound Sterling GBP 7,065,000	Sell	01/15/09	10,725,023	10,889,476	(164,453)
Swedish Kronor SEK 15,900,000	Sell	12/15/08	2,242,753	1,962,389	280,364
Swedish Kronor SEK 14,400,000	Sell	01/15/09	1,774,710	1,776,942	(2,232)
			$98,240,463	$94,632,080	$3,608,383

See Accompanying Notes to Financial Statements

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Prime Rate Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 29, 2009

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 29, 2009